EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE	EARNINGS PER COMMON SHARE
The following table presents a reconciliation of net income (loss) and weighted-average common shares used in calculating basic and diluted EPS for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Weighted-average common shares outstanding:
Weighted-average common shares outstanding — basic	377.6	417.4	450.4
Effect of dilutive securities:
Employee share awards (1)	2.3	3.8	—
Weighted-average common shares outstanding — diluted (2)	379.9	421.2	450.4

Net income (loss):
Net income (loss)	$2,394	$2,170	$(349)
Less: Net income (loss) attributable to the noncontrolling interest	241	415	299
Net income (loss) attributable to Holdings	2,153	1,755	(648)
Less: Preferred stock dividends	80	79	53
Net income (loss) available to Holdings’ common shareholders	$2,073	$1,676	$(701)

EPS:
Basic	$5.49	$4.02	$(1.56)
Diluted	$5.46	$3.98	$(1.56)
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(1)Calculated using the treasury stock method.
(2)Due to net loss for the years ended December 31, 2021 and 2020, approximately 3.8 million and 1.7 million shares were excluded from the diluted EPS calculation.
For the years ended December 31, 2022, 2021 and 2020, 3.9 million, 4.4 million, and 10.0 million of outstanding stock awards, respectively, were not included in the computation of diluted EPS because their effect was anti-dilutive.